UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           February 14, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 233483
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     12905    211218 SH        SOLE                   211218
AMERICAN GREETINGS CORP CL A  COMM             026375105     12269    483992 SH        SOLE                   483992
APACHE CORP                   COMM             037411105      8579    169637 SH        SOLE                   169637
BLACK & DECKER CORP           COMM             091797100     14548    164700 SH        SOLE                   164700
BRUNSWICK CORP                COMM             117043109      9797    197925 SH        SOLE                   197925
CLOROX CO                     COMM             189054109     11970    203121 SH        SOLE                   203121
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     10816    159316 SH        SOLE                   159316
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      9821    425149 SH        SOLE                   425149
FORTUNE BRANDS INC            COMM             349631101     11049    143157 SH        SOLE                   143157
JOY GLOBAL INC                COMM             481165108     12591    289925 SH        SOLE                   289925
MASCO CORP                    COMM             574599106     11600    317536 SH        SOLE                   317536
MATTEL INC                    COMM             577081102     11480    589004 SH        SOLE                   589004
MAYTAG CORP                   COMM             578592107      8373    396827 SH        SOLE                   396827
MERCK & CO INC                COMM             589331107     11688    363653 SH        SOLE                   363653
NEWELL RUBBERMAID INC         COMM             651229106      8219    339767 SH        SOLE                   339767
NORFOLK SOUTHERN CORP         COMM             655844108     14192    392156 SH        SOLE                   392156
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     14176    250814 SH        SOLE                   250814
PFIZER INC                    COMM             717081103     10652    396131 SH        SOLE                   396131
POLYONE CORP                  COMM             73179P106      5361    591699 SH        SOLE                   591699
TRINITY INDS INC              COMM             896522109     13249    388765 SH        SOLE                   388765
TYCO INTERNATIONAL LTD NEW    COMM             902124106     10149    283955 SH        SOLE                   283955